Lease - Schedule of Future Minimum Rental Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Jan. 01, 2022
Leases [Abstract]
2023	$ 5,048
2024	4,586
2025	3,121
2026	1,534
2027 and thereafter	1,640
Total undiscounted lease payments	15,929
Less: imputed interest	(573)
Present value of lease liabilities	$ 15,356	$ 18,322